Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
May 31, 2019

Dates Covered
Collections Period	05/01/19 - 05/31/19
Interest Accrual Period	05/15/19 - 06/16/19
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/19	502,255,107.69	31,850
Yield Supplement Overcollateralization Amount 04/30/19	23,226,897.34	0
Receivables Balance 04/30/19	525,482,005.03	31,850
Principal Payments	22,861,418.49	890
Defaulted Receivables	1,484,995.96	85
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/19	21,693,195.73	0
Pool Balance at 05/31/19	479,442,394.85	30,875

Pool Statistics	$ Amount	# of Accounts
Pool Factor	36.54%
Prepayment ABS Speed	1.40%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	10,334,874.51	588
Past Due 61-90 days	2,742,275.94	164
Past Due 91-120 days	513,338.75	33
Past Due 121+ days	0.00	0
Total	13,590,489.20	785

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.71%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Delinquency Trigger Occurred	NO

Recoveries	1,070,255.89
Aggregate Net Losses/(Gains) - May 2019	414,740.07
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.95%
Prior Net Losses Ratio	0.93%
Second Prior Net Losses Ratio	1.09%
Third Prior Net Losses Ratio	1.35%
Four Month Average	1.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.83%

Overcollateralization Target Amount	21,574,907.77
Actual Overcollateralization	21,574,907.77
Weighted Average APR	3.93%
Weighted Average APR, Yield Adjusted	6.60%
Weighted Average Remaining Term	42.17

Flow of Funds	$ Amount

Collections	25,630,517.97
Investment Earnings on Cash Accounts	8,075.40
Servicing Fee	(437,901.67)
Transfer to Collection Account	0.00
Available Funds	25,200,691.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	740,110.84
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	211,232.99
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	21,574,907.77
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,605,618.43

Total Distributions of Available Funds	25,200,691.70

Servicing Fee	437,901.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 05/15/19	479,653,627.84
Principal Paid	21,786,140.76
Note Balance @ 06/17/19	457,867,487.08

Class A-1
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-2a
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-2b
Note Balance @ 05/15/19	0.00
Principal Paid	0.00
Note Balance @ 06/17/19	0.00
Note Factor @ 06/17/19	0.0000000%

Class A-3
Note Balance @ 05/15/19	350,203,627.84
Principal Paid	21,786,140.76
Note Balance @ 06/17/19	328,417,487.08
Note Factor @ 06/17/19	77.0933068%

Class A-4
Note Balance @ 05/15/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	94,750,000.00
Note Factor @ 06/17/19	100.0000000%

Class B
Note Balance @ 05/15/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	34,700,000.00
Note Factor @ 06/17/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	808,932.51
Total Principal Paid	21,786,140.76
Total Paid	22,595,073.27

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.43963%
Coupon	2.57963%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	563,244.17
Principal Paid	21,786,140.76
Total Paid to A-3 Holders	22,349,384.93

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6438239
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.3394411
Total Distribution Amount	17.9832650

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3221694
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.1411755
Total A-3 Distribution Amount	52.4633449

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	9.70
Noteholders' Principal Distributable Amount	990.30

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/19	3,213,436.41
Investment Earnings	6,439.22
Investment Earnings Paid	(6,439.22)
Deposit/(Withdrawal)	-
Balance as of 06/17/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41